Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 31,183	$ 69,370
Other receivables	397	1,044
Prepaid expenses	5,388	4,359
Total current assets	36,968	74,773
Non-current assets
Right-of-use assets	1,425	2,042
Furniture, fixtures and equipment	151	245
Intangible assets	26,608	26,608
Other long-term assets	295	275
Total non-current assets	28,479	29,170
Total assets	65,447	103,943
Current liabilities
Other payables and current liabilities	10,760	8,432
Accrued expenses	10,248	10,418
Current lease liabilities	696	618
Total current liabilities	21,704	19,468
Non-current liabilities
Non-current lease liabilities	952	1,541
Non-current borrowings	25,300	24,917
Post-employment obligations	8,218	7,946
Other long-term liabilities	919	1,116
Total non-current liabilities	35,389	35,520
Shareholders’ equity
Share capital	4,574	3,499
Share premium	356,822	320,955
Reserves	26,353	21,912
Accumulated losses	(379,395)	(297,411)
Total shareholders’ equity	8,354	48,955
Total liabilities and shareholders’ equity	$ 65,447	$ 103,943